Investments in Joint Ventures - Summary of Investments in Joint Ventures (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of joint ventures [abstract]
Unlisted investments, cost	¥ 369	¥ 352
Share of net assets	188	172
Investments in joint ventures	¥ 557	¥ 524	¥ 518